SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) € in Thousands				1 Months Ended			12 Months Ended
	Apr. 30, 2024 EUR (€)	Jul. 07, 2023 USD ($)	Jul. 07, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) cashGeneratingUnit segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Jan. 31, 2022 USD ($) installment	Jan. 31, 2022 EUR (€) installment	Jan. 01, 2022 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Number of cash-generating unit | cashGeneratingUnit							2
Intangible assets							$ 98,000,000	$ 88,521,000	$ 25,419,000
Growth rate used to extrapolate cash flow projections							3.00%			3.00%
Discount rate applied to cash flow projections							14.00%			14.00%
Effective tax rate							15.00%
Impairments							$ 0	0	0
Issue of ordinary shares for acquisitions							9,912,000	7,392,000	0
Payment of contingent consideration				$ 2,543,000			5,557,000	0	0
Payment of contingent consideration				$ 2,897,000			4,621,000	0	0
Payment of deferred consideration						$ 2,390,000	4,933,000	0	0
Interest payment attributable to deferred consideration settled						110,000	110,000	0	0
Incremental costs to obtain contracts with customers							0
Costs to fulfill contracts with customers							0
Warrants repurchased							$ 0	$ (800,000)	$ 0
Incremental borrowing rate							6.00%	7.00%	8.00%	6.00%
Number of segments | segment							1
NDC Media
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired												100.00%	100.00%
Outstanding consideration obligation					$ 20,090,000						€ 18,000
Contingent consideration					10,178,000
Issue of ordinary shares for acquisitions					$ 9,912,000
Consideration paid (received)		$ 5,440,000	€ 5,000
Contingent consideration paid in equity, as a percent					0.50
Deferred consideration							$ 13,511,000			€ 12,239
Installments | installment												2	2
Purchase consideration due on first anniversary												$ 21,850,000	€ 19,000
NDC Media | Forecast
Summary Of Significant Accounting Policies [Line Items]
Consideration paid (received) | €	€ 13,000
Contingent consideration paid in equity, as a percent	0.50
Roto Sports, Inc.
Summary Of Significant Accounting Policies [Line Items]
Percentage of voting equity interests acquired														100.00%
Consideration paid (received)						2,500,000
Deferred consideration							$ 5,300,000	$ 7,574,000
Purchase consideration due on first anniversary						$ 2,500,000								$ 2,500,000
Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections							3.00%			3.00%
Discount rate applied to cash flow projections							14.00%			14.00%
GOODWILL
Summary Of Significant Accounting Policies [Line Items]
Intangible assets							$ 10,800,000	$ 10,800,000	$ 0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections							3.00%			3.00%
Minimum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period							1 year
Minimum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections							3.00%			3.00%
Effective tax rate							0.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections							12.00%			12.00%
Maximum | Non-executive Directors
Summary Of Significant Accounting Policies [Line Items]
Restricted period							3 years
Maximum | Fantasy sports, domain names and related websites
Summary Of Significant Accounting Policies [Line Items]
Growth rate used to extrapolate cash flow projections							11.00%			11.00%
Effective tax rate							25.00%
Capitalised development expenditure
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							60 months
Mobile Apps
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							48 months	48 months	48 months
Customer Contracts | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							12 months
Customer Contracts | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							24 months
Customer Base
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							16 years
Content Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful life							1 year